Shareholder Report, Average Annual Return (Details) 193154_Greenspring Income Opportunities Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	46 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.97%	4.88%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.33%)
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Average Annual Return, Percent	6.35%	4.80%